Note 4 - Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued license fees – current	$ 3,000,000	$ 3,000,000	$ 0
Accrued license fees – noncurrent	2,000,000	2,000,000	0
Accrued payroll	0	269,000	279,696
Other accrued expenses	75,000	108,826	79,585
Total accrued expenses	$ 5,075,000	$ 5,377,826	$ 359,281